FINANCIAL INSTRUMENTS (Tables)	9 Months Ended
Sep. 30, 2023
FINANCIAL INSTRUMENTS
Schedule Of Contractual Obligations And Commitments
	Total	Less Than 1 Year	1-5 years	More Than 5 Years
Accounts payable and accrued liabilities	$11,675	$11,675	$-	$-
Minimum rental and lease payments	850	105	347	398
Equipment loans	439	191	248	-
Finance lease obligations	3,796	1,918	1,878	-
Total	$16,760	$13,889	$2,473	$398

Schedule Of Foreign Currency Risk
	September 30, 2023		December 31, 2022
	MXN	CDN	MXN	CDN
Cash	$2,451	$113	$4,097	$250
Due from related parties	2,310	-	1,402	-
Long-term investments	-	1,204	-	2,365
Reclamation bonds	-	6	-	4
Amounts receivable	6,478	56	-	34
Accounts payable and accrued liabilities	(93,198)	(346)	(85,486)	(108)
Due to related parties	-	(135)	-	(135)
Finance lease obligations	(598)	(256)	(161)	(343)
Net exposure	(82,557)	642	(80,148)	2,067
US dollar equivalent	$468	$(43)	$(4,136)	$1,526

Schedule Of Fair Value On Recurring Basis
	Level 1	Level 2	Level 3
Financial assets
Cash	$1,856	$-	$-
Amounts receivable	-	2,473	-
Long-term investments	891	-	-
Total financial assets	$2,747	$2,473	$-